Expense Example - FidelityJapanFund-AMCIZPRO - FidelityJapanFund-AMCIZPRO - Fidelity Japan Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Japan Fund - Class A
Expense Example:
1 year	$ 690
3 years	934
5 years	1,197
10 years	1,946
Fidelity Advisor Japan Fund - Class C
Expense Example:
1 year	297
3 years	609
5 years	1,047
10 years	2,072
Fidelity Advisor Japan Fund - Class M
Expense Example:
1 year	492
3 years	793
5 years	1,114
10 years	2,025
Fidelity Advisor Japan Fund - Class I
Expense Example:
1 year	96
3 years	300
5 years	520
10 years	1,155
Fidelity Advisor Japan Fund - Class Z
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	$ 978